Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 77,747,320	$ 78,383,092
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	5,998,743	5,886,564
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	18,507	32,025
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	183,132	80,135
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	16,000,772	18,851,330
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	28,267,550	19,357,660
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	4,169,213	13,565,810
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	5,301,923	5,114,404
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	12,014,604	10,130,371
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	201,292	312,756
Contract Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	2,460,362	1,158,866
Others
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 3,131,222	$ 3,893,171